Share-based compensation expense (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation expense
Schedule of Share-based compensation expense

	2021	2020
Stock options and restricted share units	$8.0	$5.6
Deferred share units	3.2	4.0
	$11.2	$9.6